Transaction Costs	12 Months Ended
Dec. 31, 2024
Transaction Costs [Abstract]
Transaction Costs
19.
TRANSACTION COSTS

	Years Ended December 31
	2024	2023	2022
	$	$	$
Transaction costs	6,818	7,569	-
	6,818	7,569	-

Transaction costs for the year ended December 31, 2024, totaled $6,818, which included legal fees, consulting and advisory fees, and audit fees, primarily related to the Continuation (Note 1). In comparison, transaction costs for the year ended December 31, 2023, amounted to $7,569, primarily related to the Separation (Note 4).